STATEMENT OF INVESTMENTS
December 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b),(c)	5.13	8/15/2027	967,000	931,906
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b),(c)	9.00	9/15/2028	495,000	520,510
Neptune BidCo US, Inc., Sr. Scd. Notes(b),(c)	9.29	4/15/2029	733,000	682,591
				2,135,007
Aerospace & Defense — 3.2%
AAR Escrow Issuer LLC, Gtd. Notes(b),(c)	6.75	3/15/2029	994,000	1,008,923
Bombardier, Inc., Sr. Unscd. Notes(b)	7.25	7/1/2031	283,000	292,205
Bombardier, Inc., Sr. Unscd. Notes(b),(c)	7.50	2/1/2029	815,000	848,678
Goat Holdco LLC, Sr. Scd. Notes(b)	6.75	2/1/2032	867,000	859,487
TransDigm, Inc., Gtd. Notes(c)	4.88	5/1/2029	842,000	795,809
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.38	3/1/2029	650,000	652,257
TransDigm, Inc., Sr. Scd. Notes(b)	6.63	3/1/2032	264,000	266,713
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.75	8/15/2028	478,000	482,767
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.88	12/15/2030	870,000	883,559
TransDigm, Inc., Sr. Scd. Notes(b)	7.13	12/1/2031	220,000	225,547
				6,315,945
Airlines — 1.3%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes(b),(c)	5.75	4/20/2029	1,972,121	1,957,285
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)	9.88	9/20/2031	642,000	682,791
				2,640,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Automobiles & Components — 1.1%
IHO Verwaltungs GmbH, Sr. Scd. Notes(b),(c),(d)		7.75	11/15/2030	956,000	955,542
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes(b),(c)		6.25	2/1/2029	1,361,000	1,171,367
					2,126,909
Banks — 1.1%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c),(e)		3.88	2/18/2026	840,000	817,673
Freedom Mortgage Corp., Sr. Unscd. Notes(b),(c)		6.63	1/15/2027	1,294,000	1,295,577
					2,113,250
Building Materials — 3.3%
Builders FirstSource, Inc., Gtd. Notes(b),(c)		4.25	2/1/2032	931,000	823,016
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	1,311,000	1,257,692
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	348,000	339,129
Eco Material Technologies, Inc., Sr. Scd. Notes(b),(c)		7.88	1/31/2027	744,000	759,736
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b),(c)		6.63	12/15/2030	2,018,000	2,023,214
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes(b),(c)		6.75	4/1/2032	812,000	816,312
Standard Industries, Inc., Sr. Unscd. Notes(b),(c)		4.75	1/15/2028	497,000	476,049
					6,495,148
Chemicals — 3.7%
Celanese US Holdings LLC, Gtd. Notes(c)		6.95	11/15/2033	640,000	664,544
Innophos Holdings, Inc., Bonds(b)		11.50	6/15/2029	1,416,940	1,473,618
Italmatch Chemicals SpA, Sr. Scd. Notes(b)	EUR	10.00	2/6/2028	470,000	515,545
Mativ Holdings, Inc., Sr. Unscd. Notes(b),(c)		8.00	10/1/2029	1,142,000	1,101,400
NOVA Chemicals Corp., Sr. Unscd. Notes(b)		9.00	2/15/2030	620,000	654,779

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Chemicals — 3.7% (continued)
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	7.25	6/15/2031	400,000	408,034
Olympus Water US Holding Corp., Sr. Scd. Notes(b),(c)	9.75	11/15/2028	880,000	934,794
Rain Carbon, Inc., Sr. Scd. Notes(b)	12.25	9/1/2029	550,000	581,981
WR Grace Holdings LLC, Sr. Unscd. Notes(b),(c)	5.63	8/15/2029	1,207,000	1,111,445
				7,446,140
Collateralized Loan Obligations Debt — 2.5%
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)(b),(f)	12.01	10/20/2034	2,375,000	2,398,859
Diameter Capital CLO 3 Ltd., Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(f)	9.54	1/15/2038	400,000	401,578
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)(b),(f)	11.95	10/17/2034	1,150,000	1,079,448
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(f)	12.74	10/20/2035	500,000	503,683
Trimaran Cavu Ltd., Ser. 2019- 1A, Cl. ER, (3 Month TSFR +6.00%)(b),(f)	10.32	1/20/2037	700,000	703,500
				5,087,068
Commercial & Professional Services — 7.0%
Adtalem Global Education, Inc., Sr. Scd. Notes(b),(c)	5.50	3/1/2028	572,000	561,652
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)	6.13	10/15/2026	330,000	330,336
Albion Financing 2 Sarl, Sr. Unscd. Notes(b),(c)	8.75	4/15/2027	318,000	325,543
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b),(c)	6.00	6/1/2029	710,000	647,684

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Commercial & Professional Services — 7.0% (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds(b)	GBP	4.88	6/1/2028	520,000	606,538
Belron UK Finance PLC, Sr. Scd. Bonds(b)	EUR	4.63	10/15/2029	570,000	606,007
Herc Holdings, Inc., Gtd. Notes(b),(c)		6.63	6/15/2029	606,000	614,199
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	1,240,000	1,284,714
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes(b),(c)		6.25	1/15/2028	1,429,000	1,422,811
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b),(c)		6.88	11/15/2031	1,086,000	1,077,821
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(b),(c)		6.75	8/15/2032	1,072,000	1,091,175
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	998,000	874,936
Verisure Midholding AB, Gtd. Notes(b)	EUR	5.25	2/15/2029	2,200,000	2,286,453
Veritiv Operating Co., Sr. Scd. Notes(b),(c)		10.50	11/30/2030	839,000	904,635
Wand NewCo 3, Inc., Sr. Scd. Notes(b),(c)		7.63	1/30/2032	1,225,000	1,259,477
					13,893,981
Consumer Discretionary — 5.2%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(c)		7.88	4/30/2029	1,318,000	1,359,641
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(b),(c)		4.63	4/1/2030	640,000	581,370
Carnival Corp., Gtd. Notes(b),(c)		6.00	5/1/2029	1,920,000	1,916,926
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b),(c)		8.00	2/1/2028	734,000	721,811
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		3.63	2/15/2032	464,000	403,409

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Consumer Discretionary — 5.2% (continued)
Hilton Domestic Operating Co., Inc., Gtd. Notes(b),(c)		4.00	5/1/2031	650,000	584,985
International Game Technology PLC, Sr. Scd. Notes(b),(c)		5.25	1/15/2029	548,000	534,982
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b),(c)		4.88	5/1/2029	1,140,000	1,075,534
Miller Homes Group Finco PLC, Sr. Scd. Bonds(b)	GBP	7.00	5/15/2029	610,000	743,731
NCL Corp. Ltd., Sr. Scd. Notes(b),(c)		5.88	2/15/2027	556,000	554,667
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)		4.25	7/1/2026	262,000	257,251
Station Casinos LLC, Gtd. Notes(b)		4.63	12/1/2031	1,198,000	1,074,177
Viking Ocean Cruises Ship VII Ltd., Sr. Scd. Notes(b)		5.63	2/15/2029	490,000	482,610
					10,291,094
Consumer Durables & Apparel — .3%
S&S Holdings, Sr. Scd. Notes(b)		8.38	10/1/2031	540,000	546,475
Diversified Financials — 8.1%
AG Issuer LLC, Sr. Scd. Notes(b),(c)		6.25	3/1/2028	978,000	974,183
Ally Financial, Inc., Sub. Notes		6.70	2/14/2033	540,000	544,632
Encore Capital Group, Inc., Sr. Scd. Notes(b)	GBP	4.25	6/1/2028	1,570,000	1,855,688
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b),(c)		9.25	2/1/2029	678,000	700,345
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	GBP	7.75	11/1/2025	680,000	573,558
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	665,000	630,211
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		6.25	5/15/2026	279,000	276,871
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes		9.00	6/15/2030	501,000	482,477

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Diversified Financials — 8.1% (continued)
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)	6.13	11/1/2032	625,000	619,626
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)	7.13	4/30/2031	1,050,000	1,079,922
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)	5.75	11/15/2031	1,411,000	1,350,147
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)	6.50	8/1/2029	550,000	549,637
Navient Corp., Sr. Unscd. Notes(c)	5.50	3/15/2029	983,000	928,998
OneMain Finance Corp., Gtd. Notes(c)	7.50	5/15/2031	646,000	663,724
OneMain Finance Corp., Gtd. Notes(c)	7.88	3/15/2030	790,000	824,888
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)	7.13	11/15/2030	646,000	654,830
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)	7.88	12/15/2029	917,000	961,610
PHH Escrow Issuer LLC, Sr. Unscd. Notes(b)	9.88	11/1/2029	560,000	563,091
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	791,000	659,527
VFH Parent LLC/Valor Co- Issuer, Inc., Sr. Scd. Bonds(b),(c)	7.50	6/15/2031	1,155,000	1,189,243
				16,083,208
Electronic Components — .9%
Sensata Technologies BV, Gtd. Notes(b),(c)	5.88	9/1/2030	980,000	959,803
WESCO Distribution, Inc., Gtd. Notes(b),(c)	6.63	3/15/2032	747,000	760,165
				1,719,968
Energy — 14.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b),(c)	7.50	10/1/2029	2,008,000	2,055,486
Antero Resources Corp., Gtd. Notes(b),(c)	5.38	3/1/2030	835,000	807,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Energy — 14.3% (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b),(c)	7.00	7/15/2029	1,041,000	1,064,306
CITGO Petroleum Corp., Sr. Scd. Notes(b),(c)	8.38	1/15/2029	780,000	804,352
Comstock Resources, Inc., Gtd. Notes(b),(c)	6.75	3/1/2029	1,671,000	1,630,616
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b),(c)	5.50	6/15/2031	1,450,000	1,386,066
Encino Acquisition Partners Holdings LLC, Gtd. Notes(b),(c)	8.50	5/1/2028	870,000	888,585
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(b),(c)	8.75	5/1/2031	789,000	833,229
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(e)	6.63	2/15/2028	1,730,000	1,707,901
Gulfport Energy Operating Corp., Gtd. Notes(b),(c)	6.75	9/1/2029	1,466,000	1,478,052
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(b),(c)	7.63	8/15/2029	866,000	834,348
Matador Resources Co., Gtd. Notes(b),(c)	6.50	4/15/2032	1,112,000	1,101,299
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)	8.25	9/1/2031	837,000	822,233
Noble Finance II LLC, Gtd. Notes(b),(c)	8.00	4/15/2030	1,347,000	1,361,792
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)	8.13	3/1/2028	604,000	613,822
Northriver Midstream Finance LP, Sr. Scd. Notes(b),(c)	6.75	7/15/2032	1,073,000	1,080,383
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b),(c)	4.80	5/15/2030	1,396,000	1,314,086
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes(b),(c)	7.88	11/1/2028	1,317,000	1,360,838
SM Energy Co., Sr. Unscd. Notes(b)	6.75	8/1/2029	520,000	515,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Energy — 14.3% (continued)
SM Energy Co., Sr. Unscd. Notes(b)		7.00	8/1/2032	260,000	256,593
Solaris Midstream Holdings LLC, Gtd. Notes(b)		7.63	4/1/2026	592,000	595,364
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(b)		5.50	1/15/2028	351,000	337,894
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b),(c)		5.50	10/15/2029	2,354,000	2,200,337
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b),(c)		3.88	11/1/2033	1,301,000	1,118,642
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		4.13	8/15/2031	597,000	535,103
Venture Global LNG, Inc., Sr. Scd. Notes(b),(c)		7.00	1/15/2030	747,000	758,910
Venture Global LNG, Inc., Sr. Scd. Notes(b),(c)		8.13	6/1/2028	1,042,000	1,084,777
					28,547,655
Environmental Control — .7%
Madison IAQ LLC, Sr. Unscd. Notes(b),(c)		5.88	6/30/2029	490,000	463,214
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	1,022,000	944,709
					1,407,923
Food Products — 3.4%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	630,000	764,412
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes(b)		4.63	11/15/2028	580,000	558,949
Fiesta Purchaser, Inc., Sr. Scd. Notes(b),(c)		7.88	3/1/2031	470,000	491,203
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b),(c)		9.63	9/15/2032	1,045,000	1,097,337
Pilgrim’s Pride Corp., Gtd. Notes(c)		3.50	3/1/2032	818,000	706,406
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	1,523,000	1,405,917

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Food Products — 3.4% (continued)
Post Holdings, Inc., Gtd. Notes(b)		5.50	12/15/2029	760,000	736,223
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed Ingredients, Inc., Scd. Notes(b)		4.63	3/1/2029	1,186,000	1,097,391
					6,857,838
Health Care — 10.4%
Bausch Health Cos., Inc., Gtd. Notes(b),(c)		5.25	2/15/2031	397,000	212,772
Bausch Health Cos., Inc., Sr. Scd. Notes(b),(c)		11.00	9/30/2028	1,431,000	1,361,124
Cerba Healthcare SACA, Sr. Scd. Bonds(b)	EUR	3.50	5/31/2028	456,000	391,407
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes(b),(c)		5.50	1/15/2028	1,350,000	1,229,813
CHS/Community Health Systems, Inc., Scd. Notes(b),(c)		6.88	4/15/2029	1,046,000	791,282
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)		5.25	5/15/2030	829,000	681,660
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)		10.88	1/15/2032	952,000	983,395
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	GBP	6.25	4/1/2028	870,000	1,041,644
Global Medical Response, Inc., Sr. Scd. Notes(b),(c),(d)		10.00	10/31/2028	2,155,911	2,164,621
HealthEquity, Inc., Gtd. Notes(b),(c)		4.50	10/1/2029	667,000	626,049
LifePoint Health, Inc., Sr. Scd. Notes(b),(c)		9.88	8/15/2030	1,035,000	1,118,014
LifePoint Health, Inc., Sr. Unscd. Notes(b),(c)		10.00	6/1/2032	880,000	895,837
Medline Borrower LP, Sr. Scd. Notes(b),(c)		3.88	4/1/2029	780,000	722,988
Medline Borrower LP, Sr. Unscd. Notes(b)		5.25	10/1/2029	414,000	399,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Health Care — 10.4% (continued)
Option Care Health, Inc., Gtd. Notes(b),(c)		4.38	10/31/2029	738,000	681,302
Organon & Co./Organon Foreign Debt Co-Issuer BV, Gtd. Notes(b)		7.88	5/15/2034	472,000	483,144
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(b)		6.75	5/15/2034	994,000	987,762
Radiology Partners, Inc., Scd. Notes(b),(d)		9.78	2/15/2030	430,000	401,788
Radiology Partners, Inc., Sr. Scd. Notes(b),(d)		7.78	1/31/2029	175,859	173,880
Ray Financing LLC, Sr. Scd. Bonds(b)	EUR	6.50	7/15/2031	710,000	770,691
Select Medical Corp., Gtd. Notes(b)		6.25	12/1/2032	392,000	377,832
Sotera Health Holdings LLC, Sr. Scd. Notes(b),(c)		7.38	6/1/2031	664,000	673,529
Surgery Center Holdings, Inc., Gtd. Notes(b),(c)		7.25	4/15/2032	1,070,000	1,092,838
Tenet Healthcare Corp., Sr. Scd. Notes(c)		4.25	6/1/2029	692,000	650,282
Tenet Healthcare Corp., Sr. Scd. Notes(c)		6.75	5/15/2031	890,000	899,809
US Acute Care Solutions LLC, Sr. Scd. Notes(b),(c)		9.75	5/15/2029	840,000	857,102
					20,670,495
Industrial — 3.6%
Artera Services LLC, Sr. Scd. Notes(b),(c)		8.50	2/15/2031	973,029	938,887
Assemblin Caverion Group AB, Sr. Scd. Bonds(b)	EUR	6.25	7/1/2030	360,000	392,188
Chart Industries, Inc., Sr. Scd. Notes(b),(c)		7.50	1/1/2030	1,152,000	1,199,148
Dycom Industries, Inc., Gtd. Notes(b),(c)		4.50	4/15/2029	554,000	517,912
Dynamo Newco II GmbH, Sr. Scd. Bonds(b)	EUR	6.25	10/15/2031	431,000	460,208
GrafTech Finance, Inc., Sr. Scd. Notes(b)		4.63	12/23/2029	1,846,000	1,496,182

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Industrial — 3.6% (continued)
Husky Injection Molding Systems Ltd. /Titan Co- Borrower LLC, Sr. Scd. Notes(b),(c)		9.00	2/15/2029	602,000	629,244
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)(b),(f)	EUR	8.18	7/15/2029	490,000	513,721
TK Elevator US Newco, Inc., Sr. Scd. Notes(b),(c)		5.25	7/15/2027	1,000,000	979,735
					7,127,225
Information Technology — 4.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b),(c)		6.50	2/15/2030	2,719,000	2,586,683
Cloud Software Group, Inc., Scd. Notes(b),(c)		9.00	9/30/2029	791,000	804,086
Cloud Software Group, Inc., Sr. Scd. Notes(b),(c)		6.50	3/31/2029	1,018,000	1,000,478
Elastic NV, Sr. Unscd. Notes(b),(c)		4.13	7/15/2029	1,438,000	1,334,495
Ellucian Holdings, Inc., Sr. Scd. Notes(b),(c)		6.50	12/1/2029	953,000	955,786
SS&C Technologies, Inc., Gtd. Notes(b),(c)		5.50	9/30/2027	530,000	525,371
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	480,000	484,662
UKG, Inc., Sr. Scd. Notes(b),(c)		6.88	2/1/2031	1,127,000	1,144,590
					8,836,151
Insurance — 3.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(b)		7.50	11/6/2030	1,322,000	1,362,671
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b),(c)		8.25	2/1/2029	534,000	553,500
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		6.75	4/15/2028	666,000	669,817
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		7.00	1/15/2031	270,000	271,350
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Unscd. Notes(b),(c)		7.38	10/1/2032	703,000	710,348

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Insurance — 3.4% (continued)
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	480,000	513,661
Ardonagh Finco Ltd., Sr. Scd. Notes(b),(c)		7.75	2/15/2031	530,000	546,340
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b),(c)		8.88	2/15/2032	538,000	559,551
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	325,000	330,634
HUB International Ltd., Sr. Scd. Notes(b)		7.25	6/15/2030	518,000	531,375
Panther Escrow Issuer LLC, Sr. Scd. Notes(b),(c)		7.13	6/1/2031	800,000	808,867
					6,858,114
Internet Software & Services — 1.1%
Arches Buyer, Inc., Sr. Scd. Notes(b),(c)		4.25	6/1/2028	583,000	536,083
Arches Buyer, Inc., Sr. Unscd. Notes(b),(c)		6.13	12/1/2028	620,000	554,219
Cogent Communications Group LLC, Gtd. Notes(b),(c)		7.00	6/15/2027	581,000	584,452
Match Group Holdings II LLC, Sr. Unscd. Notes(b),(c)		4.13	8/1/2030	642,000	571,278
					2,246,032
Materials — 2.8%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b),(c)		8.75	4/15/2030	930,000	944,465
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b),(c)		6.88	1/15/2030	804,000	810,445
LABL, Inc., Sr. Unscd. Notes(b),(c)		10.50	7/15/2027	1,314,000	1,273,167
Mauser Packaging Solutions Holding Co., Scd. Notes(b)		9.25	4/15/2027	383,000	389,192

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Materials — 2.8% (continued)
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b),(c)		7.88	4/15/2027	1,456,000	1,487,246
Sealed Air Corp., Gtd. Notes(b),(c)		5.00	4/15/2029	620,000	599,641
					5,504,156
Media — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)		4.25	1/15/2034	793,000	644,269
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)		4.50	5/1/2032	1,370,000	1,180,005
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)		5.00	2/1/2028	880,000	848,970
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)		5.38	6/1/2029	799,000	764,868
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(c)		5.38	5/1/2047	976,000	802,463
CSC Holdings LLC, Gtd. Notes(b),(c)		4.13	12/1/2030	677,000	488,841
CSC Holdings LLC, Gtd. Notes(b),(c)		5.50	4/15/2027	453,000	405,942
CSC Holdings LLC, Gtd. Notes(b),(c)		11.25	5/15/2028	1,035,000	1,022,671
CSC Holdings LLC, Sr. Unscd. Notes(b)		5.75	1/15/2030	414,000	235,987
DISH Network Corp., Sr. Scd. Notes(b),(c)		11.75	11/15/2027	1,528,000	1,620,287
Paramount Global, Sr. Unscd. Notes(c)		4.95	1/15/2031	1,018,000	950,955
Scripps Escrow, Inc., Gtd. Notes(b)		5.88	7/15/2027	340,000	275,036
Sunrise FinCo I BV, Sr. Scd. Notes(b),(c)		4.88	7/15/2031	770,000	699,368
Virgin Media Finance PLC, Gtd. Notes(b)	EUR	3.75	7/15/2030	440,000	421,617

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Media — 5.8% (continued)
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)		5.50	5/15/2029	667,000	626,363
Ziggo Bond Co. BV, Gtd. Notes(b),(c)		5.13	2/28/2030	559,000	504,426
					11,492,068
Metals & Mining — 3.6%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)		8.00	10/1/2030	1,140,000	1,181,093
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)		6.75	4/15/2030	601,000	588,436
Cleveland-Cliffs, Inc., Gtd. Notes(b)		6.88	11/1/2029	295,000	292,174
Compass Minerals International, Inc., Gtd. Notes(b)		6.75	12/1/2027	987,000	973,259
First Quantum Minerals Ltd., Scd. Notes(b),(c)		9.38	3/1/2029	1,167,000	1,242,505
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes(b),(c)		6.13	4/15/2032	690,000	682,188
Samarco Mineracao SA, Sr. Unscd. Notes(b),(d)		9.00	6/30/2031	751,498	735,469
Samarco Mineracao SA, Sr. Unscd. Notes(d)		9.00	6/30/2031	614,692	601,580
Taseko Mines Ltd., Sr. Scd. Notes(b),(c)		8.25	5/1/2030	787,000	804,310
					7,101,014
Real Estate — 5.7%
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp., Scd. Notes(b),(c)		7.00	4/15/2030	877,809	779,692
Emeria SASU, Sr. Scd. Bonds(b)	EUR	7.75	3/31/2028	530,000	497,983
Greystar Real Estate Partners LLC, Sr. Scd. Notes(b),(c)		7.75	9/1/2030	906,000	958,057
Iron Mountain, Inc., Gtd. Notes(b)		4.88	9/15/2029	1,240,000	1,179,421
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., Gtd. Notes(b),(c)		4.25	2/1/2027	2,114,000	2,040,039

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Real Estate — 5.7% (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029	742,000	698,992
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(b),(c)	6.50	4/1/2032	943,000	948,529
Rithm Capital Corp., Sr. Unscd. Notes(b),(c)	8.00	4/1/2029	2,039,000	2,042,328
RLJ Lodging Trust LP, Sr. Scd. Notes(b),(c)	4.00	9/15/2029	779,000	706,564
Starwood Property Trust, Inc., Sr. Unscd. Notes(b),(c)	7.25	4/1/2029	663,000	680,937
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Scd. Notes(b),(c)	10.50	2/15/2028	846,000	902,949
				11,435,491
Retailing — 3.3%
Beacon Roofing Supply, Inc., Gtd. Notes(b)	4.13	5/15/2029	641,000	608,670
Carvana Co., Sr. Scd. Notes(b),(d)	9.00	12/1/2028	415,102	443,623
Carvana Co., Sr. Scd. Notes(b),(c),(d)	13.00	6/1/2030	809,400	889,508
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(b),(c)	6.75	1/15/2030	1,033,000	953,860
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b),(c)	4.63	1/15/2029	461,000	429,401
Foundation Building Materials, Inc., Gtd. Notes(b),(c)	6.00	3/1/2029	1,498,000	1,322,410
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes(b),(c)	4.75	2/15/2028	633,000	597,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Retailing — 3.3% (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(b),(c)	7.75	10/15/2029	734,000	747,448
White Cap Buyer LLC, Sr. Unscd. Notes(b),(c)	6.88	10/15/2028	691,000	686,863
				6,679,750
Semiconductors & Semiconductor Equipment — 1.0%
Entegris, Inc., Gtd. Notes(b),(c)	5.95	6/15/2030	1,360,000	1,350,147
Synaptics, Inc., Gtd. Notes(b)	4.00	6/15/2029	611,000	557,414
				1,907,561
Technology Hardware & Equipment — .5%
Virtusa Corp., Sr. Unscd. Notes(b),(c)	7.13	12/15/2028	1,000,000	956,025
Telecommunication Services — 7.9%
Altice Financing SA, Sr. Scd. Bonds(b),(c)	5.75	8/15/2029	525,000	384,886
Altice France SA, Sr. Scd. Notes(b),(c)	5.50	1/15/2028	1,145,000	848,583
C&W Senior Finance Ltd., Sr. Unscd. Notes(b)	6.88	9/15/2027	469,000	465,303
CommScope LLC, Sr. Scd. Notes(b),(c)	9.50	12/15/2031	721,000	748,283
Consolidated Communications, Inc., Sr. Scd. Notes(b)	6.50	10/1/2028	1,426,000	1,375,546
EchoStar Corp., Sr. Scd. Bonds(d)	3.88	11/30/2030	257,650	271,636
EchoStar Corp., Sr. Scd. Notes(d)	6.75	11/30/2030	337,125	306,234
EchoStar Corp., Sr. Scd. Notes(c)	10.75	11/30/2029	1,458,000	1,569,333
Frontier Communications Holdings LLC, Scd. Notes	5.88	11/1/2029	160,000	159,251
Frontier Communications Holdings LLC, Scd. Notes(b)	6.00	1/15/2030	159,000	158,813
Frontier Communications Holdings LLC, Scd. Notes(b),(c)	6.75	5/1/2029	920,000	925,370
Frontier Communications Holdings LLC, Sr. Scd. Notes(b)	8.63	3/15/2031	322,000	342,745

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Telecommunication Services — 7.9% (continued)
Frontier Communications Holdings LLC, Sr. Scd. Notes(b),(c)	8.75	5/15/2030	1,070,000	1,131,749
Iliad Holding SASU, Sr. Scd. Notes(b)	7.00	10/15/2028	531,000	538,548
Iliad Holding SASU, Sr. Scd. Notes(b),(c)	8.50	4/15/2031	940,000	1,000,502
Level 3 Financing, Inc., Scd. Notes(b),(c)	10.00	10/15/2032	698,000	695,140
Level 3 Financing, Inc., Sr. Scd. Notes(b),(c)	10.50	4/15/2029	899,000	1,006,341
Level 3 Financing, Inc., Sr. Scd. Notes(b)	10.75	12/15/2030	319,000	357,488
Lumen Technologies, Inc., Sr. Scd. Notes(b)	4.13	4/15/2029	232,175	210,623
Lumen Technologies, Inc., Sr. Scd. Notes(b),(c)	10.00	10/15/2032	618,000	615,063
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	503,000	412,427
Optics BidCo SpA, Sr. Scd. Notes(b),(c)	7.72	6/4/2038	1,085,000	1,142,381
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b),(c)	8.25	10/1/2031	1,086,000	1,122,916
				15,789,161
Utilities — 5.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b),(c)	6.38	2/15/2032	1,420,000	1,417,311
Calpine Corp., Sr. Unscd. Notes(b),(c)	4.63	2/1/2029	845,000	798,389
Calpine Corp., Sr. Unscd. Notes(b),(c)	5.00	2/1/2031	747,000	702,998
Clearway Energy Operating LLC, Gtd. Notes(b)	3.75	1/15/2032	165,000	140,946
NextEra Energy Operating Partners LP, Gtd. Notes(b),(c)	3.88	10/15/2026	827,000	791,668
NextEra Energy Operating Partners LP, Sr. Unscd. Notes(b),(c)	7.25	1/15/2029	1,077,000	1,102,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 116.1% (continued)
Utilities — 5.4% (continued)
NRG Energy, Inc., Gtd. Notes(b),(c)	3.88	2/15/2032	650,000	568,125
NRG Energy, Inc., Gtd. Notes(b),(c)	6.25	11/1/2034	832,000	816,720
NRG Energy, Inc., Jr. Sub. Bonds(b),(c),(e)	10.25	3/15/2028	1,090,000	1,205,032
PG&E Corp., Sr. Scd. Notes(c)	5.00	7/1/2028	906,000	885,836
Vistra Corp., Jr. Sub. Notes(b),(e)	7.00	12/15/2026	447,000	450,047
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	76,000	71,624
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	474,000	485,787
Vistra Operations Co. LLC, Gtd. Notes(b),(c)	7.75	10/15/2031	1,171,000	1,229,545
				10,666,796
Total Bonds and Notes (cost $227,192,797)				230,977,724

Floating Rate Loan Interests — 17.3%
Advertising — .2%
Neptune BidCo US, Inc., Term Loan B, (3 Month SOFR +5.10%)(f)	9.76	4/11/2029	454,000	408,682
Airlines — .3%
JetBlue Airways Corp., Initial Term Loan, (3 Month SOFR +5.50%)(f)	9.85	8/27/2029	612,465	618,335
Automobiles & Components — .8%
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month SOFR +5.26%)(f)	9.85	3/30/2027	266,539	250,991
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)(f)	9.85	3/30/2027	786,891	739,190
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)(f)	8.68	3/5/2027	693,264	671,205
				1,661,386
Chemicals — .4%
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month SOFR +4.00%)(f)	8.45	3/15/2029	686,519	687,755

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 17.3% (continued)
Commercial & Professional Services — 1.5%
Albion Financing 3 Sarl, 2024 New Amended USD Term Loan, (3 Month SOFR +4.51%)(f)	9.10	8/2/2029	790,030	799,246
American Auto Auction Group LLC, Tranche Term Loan B, (3 Month SOFR +4.50%)(f)	9.01	12/30/2027	545,183	549,500
Catawba Nation Gaming Authority, Term Loan B, (1 Month SOFR +4.75%)(f)	4.75	12/16/2031	349,000	350,529
Envalior Finance GmbH, Facility Term Loan B-1, (3 Month SOFR +5.50%)(f)	10.09	4/3/2030	519,731	496,993
Vaco Holdings LLC, Initial Term Loan, (3 Month SOFR +5.00%)(f)	9.48	1/22/2029	826,485	767,255
				2,963,523
Consumer Discretionary — .2%
Fitness International LLC, Term Loan B, (1 Month SOFR +5.35%)(f)	9.71	3/30/2027	310,652	313,111
Diversified Financials — .9%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)(f)	9.36	3/12/2029	925,350	937,907
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)(f)	8.36	7/31/2031	810,747	814,708
				1,752,615
Energy — .8%
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)(f)	9.08	6/27/2029	815,698	813,658
WaterBridge NDB Operating LLC, Initial Term Loan, (3 Month SOFR +4.50%)(f)	9.02	5/10/2029	812,768	822,567
				1,636,225
Financials — .5%
Jump Financial LLC, Term Loan, (3 Month SOFR +4.76%)(f)	9.09	8/7/2028	1,053,275	1,053,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 17.3% (continued)
Food Products — .8%
Golden State Foods LLC, Initial Term Loan, (1 Month SOFR +4.25%)(f)		8.77	12/4/2031	522,000	527,301
Max US BidCo, Inc., Initial Term Loan, (1 Month SOFR +5.00%)(f)		9.36	10/2/2030	1,111,600	1,085,199
					1,612,500
Health Care — 1.8%
Alvogen Pharma US, Inc., 2022 New Extended Term Loan, (1 Month SOFR +7.50%)(f)		11.96	6/30/2025	241,404	230,239
Bella Holding Co. LLC, First Lien Initial Term Loan, (1 Month SOFR +3.85%)(f)		8.21	5/10/2028	617,807	622,540
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(f)	EUR	6.68	3/3/2028	1,000,000	978,298
Radiology Partners, Inc., Term Loan C, (2 Month SOFR +3.76%)(f)		8.28	1/31/2029	549,102	544,023
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)(f)		9.84	3/2/2027	566,731	549,517
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month SOFR +4.36%)(f)		8.92	10/2/2028	696,401	693,946
					3,618,563
Industrial — 1.3%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, (1 Month SOFR +6.00%)(f),(g)		8.00	12/21/2029	218,904	221,093
GrafTech Global Enterprises, Inc., Initial Term Loan, (1 Month SOFR +6.00%)(f)		8.00	12/21/2029	383,082	386,913
Revere Power LLC, Term Loan B, (3 Month SOFR +4.40%)(f)		8.73	3/30/2026	635,272	629,913
Revere Power LLC, Term Loan C, (3 Month SOFR +4.40%)(f)		9.00	3/30/2026	56,043	55,570

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 17.3% (continued)
Industrial — 1.3%(continued)
Swissport Stratosphere USA LLC, USD Facility Term Loan B-2, (1 Month SOFR +3.75%)(f)		8.34	3/31/2031	678,375	687,418
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)(f)		8.22	11/20/2028	560,559	551,750
					2,532,657
Information Technology — 1.9%
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.85%)(f)		10.21	12/10/2029	874,995	870,074
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (1-3 Month SOFR +4.10%)(f)		8.69	11/30/2026	587,258	519,265
Inmar, Inc., Initial Term Loan, (1- 3 Month SOFR +5.00%)(f)		9.33	10/30/2031	444,885	446,900
Polaris Newco LLC, First Lien Euro Term Loan, (3 Month EURIBOR +4.00%)(f)	EUR	6.86	6/5/2028	1,992,281	1,996,252
					3,832,491
Insurance — .3%
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)(f)		9.61	7/2/2032	664,000	662,549
Internet Software & Services — .9%
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)(f)		8.82	5/3/2028	541,250	542,143
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +6.25%)(f)		10.61	2/23/2029	570,000	565,845
StubHub Holdco Sub LLC, USD Extended Term Loan B, (1 Month SOFR +4.75%)(f)		9.11	3/15/2030	668,541	671,047
					1,779,035
Materials — .5%
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)(f)	EUR	7.86	10/30/2028	992,327	970,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 17.3% (continued)
Media — .7%
DIRECTV Financing LLC, Closing Date Term Loan, (3 Month SOFR +5.26%)(f)	9.85	8/2/2027	813,000	817,142
Gray Television, Inc, Term Loan F, (1 Month SOFR +5.25%)(f)	9.80	6/4/2029	508,722	482,721
				1,299,863
Real Estate — .5%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)(f)	7.97	6/2/2028	957,884	947,534
Retailing — .4%
Staples, Inc., Closing Date Term Loan, (2 Month SOFR +5.75%)(f)	10.18	9/10/2029	858,450	822,640
Technology Hardware & Equipment — 1.4%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (3 Month SOFR +4.00%)(f)	8.43	12/9/2031	817,660	827,881
Indy US Holdco LLC, Ninth Amendment Dollar Term Loan, (1 Month SOFR +4.75%)(f)	9.11	3/6/2028	1,186,935	1,198,804
Peraton Corp., First Lien Term Loan B, (1 Month SOFR +3.75%)(f)	8.42	2/1/2028	897,617	837,495
				2,864,180
Telecommunication Services — .7%
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)(f)	6.82	4/15/2030	691,493	645,779
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.11%)(f)	7.47	3/9/2027	870,000	816,747
				1,462,526
Transportation — .1%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)(f)	7.85	3/31/2028	147,438	138,357

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 17.3% (continued)
Utilities — .4%
Nautilus Power LLC, Term Loan B, (3 Month SOFR +5.51%)(f)	9.84	11/16/2026	816,097	813,473
Total Floating Rate Loan Interests (cost $34,233,541)				34,451,615

	Shares
Exchange-Traded Funds — 1.1%
Registered Investment Companies — 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF	8,480	666,952
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,570	808,778
SPDR Bloomberg High Yield Bond ETF	6,970	665,426
Total Exchange-Traded Funds (cost $2,153,790)		2,141,156

	1-Day Yield (%)
Investment Companies — 1.3%
Registered Investment Companies — 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $2,532,427)	4.54	2,532,427	2,532,427
Total Investments (cost $266,112,555)		135.8%	270,102,922
Liabilities, Less Cash and Receivables		(35.8)%	(71,228,362)
Net Assets		100.0%	198,874,560

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2024, these securities amounted to $211,424,134 or 106.3% of net assets applicable to
Common Stockholders.

(c)	Security, or a portion thereof, has been pledged as collateral for the Fund’s Revolving Credit and Security Agreement.
(d)	Payment-in-kind security and interest may be paid in additional par.

STATEMENT OF INVESTMENTS (Unaudited) (continued)
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs & Co. LLC
United States Dollar	14,370,430	Euro	13,620,000	1/27/2025	247,041
United States Dollar	6,660,631	British Pound	5,275,000	1/27/2025	58,372
Gross Unrealized Appreciation					305,413
See notes to statement of investments.

Statement of Investments
BNY Mellon High Yield Strategies Fund
December 31, 2024 (Unaudited)

The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	5,087,068	—	5,087,068
Corporate Bonds and Notes	—	225,890,656	—	225,890,656
Exchange-Traded Funds	2,141,156	—	—	2,141,156
Floating Rate Loan Interests	—	34,451,615	—	34,451,615
Investment Companies	2,532,427	—	—	2,532,427
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	305,413	—	305,413

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At December 31, 2024, the fund had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2024 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2024 are set forth in the Statement of Investments.
At December 31, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $4,295,780, consisting of $6,832,990 gross unrealized appreciation and $2,537,210 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.